Condensed Consolidated Statements of Changes in Stockholders’ Deficiency - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2016		Jun. 30, 2015	Dec. 31, 2015		Dec. 31, 2014
Convertible Preferred-A [Member]
Balance	$ 10,500		$ 10,000	$ 10,000		$ 10,000
Balance, shares	10,500,000		10,000,000	10,000,000		10,000,000
Sale of Series C convertible preferred shares and warrants, net of fees and discount
Sale of Series C convertible preferred shares and warrants, net of fees and discount, shares
Warrants and options issued for compensation and services
Series C convertible preferred stock issued for services
Series C convertible preferred stock issued for services, shares
Common stock issued as compensation and services
Common stock issued as compensation and services, shares
Sale of Series C convertible preferred stock, net of issuance costs		[1]
Sale of Series C convertible preferred stock, net of issuance costs, shares		[1]
Common stock issued for compensation and services previously accrued
Common stock issued for compensation and services previously accrued, shares
Return and retirement of common stock in connection with settlement
Return and retirement of common stock in connection with settlement, shares
Convertible preferred stock issued as compensation to the Chief Operating Officer	$ 500
Convertible preferred stock issued as compensation to the Chief Operating Officer, shares	500,000
Common stock issued for settlement of accounts payable
Common stock issued for settlement of accounts payable, shares
Cashless conversion of warrants into common stock
Cashless conversion of warrants into common stock, shares
Warrants issued for funding commitment
Derivative liability warrants extinguished
Warrants issued in connection with issuance of convertible note payable
Replacement warrants issued for expired warrants
Warrants issued in connection with acquisition of Beam LLC
Warrants issued as inducement for extinguishment of derivative liabilities
Non-controlling interest share of consolidated equity
Warrants reclassified to derivative liabilities
Dividend payable
Release of funds from escrow in connection with sale of Series C convertible preferred stock
Return of escrowed funds to investor in connection with Series C convertible preferred stock
Stock-based compensation
Stock-based compensation, shares
Series C convertible preferred stock issued in settlement of accrued registration rights penalty and related interest
Series C convertible preferred stock issued in settlement of accrued registration rights penalty and related interest, shares
Series C convertible preferred stock issued as compensation
Series C convertible preferred stock issued as compensation, shares
Series A convertible preferred stock issued as compensation				$ 500
Series A convertible preferred stock issued as compensation, shares				500,000
Series C convertible preferred stock issued as compensation to the Executive Chairman
Series C convertible preferred stock issued as compensation to the Executive Chairman, shares
Series C convertible preferred stock dividends: Accrual of dividends earned
Series C convertible preferred stock dividends: Payment of dividends in kind
Series C convertible preferred stock dividends, Payment of dividends in kind, shares
Option and warrant modification expense
Net (loss) income
Balance	$ 11,000			$ 10,500		$ 10,000
Balance, shares	11,000,000			10,500,000		10,000,000
Common Stock [Member]
Balance	$ 79,621		$ 77,756	$ 77,756		$ 77,125
Balance, shares	79,620,730		77,756,057	77,756,057		77,124,833
Sale of Series C convertible preferred shares and warrants, net of fees and discount
Sale of Series C convertible preferred shares and warrants, net of fees and discount, shares
Warrants and options issued for compensation and services
Series C convertible preferred stock issued for services
Series C convertible preferred stock issued for services, shares
Common stock issued as compensation and services				$ 1,865		$ 58
Common stock issued as compensation and services, shares				1,864,673		58,424
Sale of Series C convertible preferred stock, net of issuance costs		[1]
Sale of Series C convertible preferred stock, net of issuance costs, shares		[1]
Common stock issued for compensation and services previously accrued	$ 904					$ 100
Common stock issued for compensation and services previously accrued, shares	903,923					100,000
Return and retirement of common stock in connection with settlement	$ (242)
Return and retirement of common stock in connection with settlement, shares	(242,303)
Convertible preferred stock issued as compensation to the Chief Operating Officer
Convertible preferred stock issued as compensation to the Chief Operating Officer, shares
Common stock issued for settlement of accounts payable						$ 4
Common stock issued for settlement of accounts payable, shares						4,098
Cashless conversion of warrants into common stock						$ 469
Cashless conversion of warrants into common stock, shares						468,702
Warrants issued for funding commitment
Derivative liability warrants extinguished
Warrants issued in connection with issuance of convertible note payable
Replacement warrants issued for expired warrants
Warrants issued in connection with acquisition of Beam LLC
Warrants issued as inducement for extinguishment of derivative liabilities
Non-controlling interest share of consolidated equity
Warrants reclassified to derivative liabilities
Dividend payable
Release of funds from escrow in connection with sale of Series C convertible preferred stock
Return of escrowed funds to investor in connection with Series C convertible preferred stock
Stock-based compensation	$ 194
Stock-based compensation, shares	194,158
Series C convertible preferred stock issued in settlement of accrued registration rights penalty and related interest
Series C convertible preferred stock issued in settlement of accrued registration rights penalty and related interest, shares
Series C convertible preferred stock issued as compensation
Series C convertible preferred stock issued as compensation, shares
Series A convertible preferred stock issued as compensation
Series A convertible preferred stock issued as compensation, shares
Series C convertible preferred stock issued as compensation to the Executive Chairman
Series C convertible preferred stock issued as compensation to the Executive Chairman, shares
Series C convertible preferred stock dividends: Accrual of dividends earned
Series C convertible preferred stock dividends: Payment of dividends in kind
Series C convertible preferred stock dividends, Payment of dividends in kind, shares
Option and warrant modification expense
Net (loss) income
Balance	$ 80,477			$ 79,621		$ 77,756
Balance, shares	80,476,508			79,620,730		77,756,057
Additional Paid-In Capital [Member]
Balance	$ 63,676,848		$ 58,193,975	$ 58,193,975		$ 45,399,170
Sale of Series C convertible preferred shares and warrants, net of fees and discount				1,496,937	[2]	4,986,843
Warrants and options issued for compensation and services						2,739,066
Series C convertible preferred stock issued for services						25,000
Common stock issued as compensation and services				740,735		42,941
Sale of Series C convertible preferred stock, net of issuance costs	976,849	[1]
Common stock issued for compensation and services previously accrued	(904)					136,900
Return and retirement of common stock in connection with settlement	(44,758)
Convertible preferred stock issued as compensation to the Chief Operating Officer	(501)
Common stock issued for settlement of accounts payable						4,995
Cashless conversion of warrants into common stock						(469)
Warrants issued for funding commitment						726,868
Derivative liability warrants extinguished						4,345,355
Warrants issued in connection with issuance of convertible note payable						79,983
Replacement warrants issued for expired warrants						658
Warrants issued in connection with acquisition of Beam LLC						259,689
Warrants issued as inducement for extinguishment of derivative liabilities						382,753
Non-controlling interest share of consolidated equity
Warrants reclassified to derivative liabilities				(281,403)		(914,977)
Dividend payable						(20,800)
Release of funds from escrow in connection with sale of Series C convertible preferred stock
Return of escrowed funds to investor in connection with Series C convertible preferred stock				(1,000,000)
Stock-based compensation	382,595			1,631,709
Series C convertible preferred stock issued in settlement of accrued registration rights penalty and related interest				2,069,679
Series C convertible preferred stock issued as compensation				465,031
Series A convertible preferred stock issued as compensation				499,500
Series C convertible preferred stock issued as compensation to the Executive Chairman	39,963
Series C convertible preferred stock dividends: Accrual of dividends earned	$ (683,700)			(950,100)
Series C convertible preferred stock dividends: Payment of dividends in kind				677,693
Series C convertible preferred stock dividends, Payment of dividends in kind, shares	611,594
Option and warrant modification expense	$ 6,284			133,092
Net (loss) income
Balance	64,964,270			63,676,848		58,193,975
Accumulated Deficit [Member]
Balance	(73,372,655)		(64,738,131)	(64,738,131)		(45,909,542)
Sale of Series C convertible preferred shares and warrants, net of fees and discount
Warrants and options issued for compensation and services
Series C convertible preferred stock issued for services
Common stock issued as compensation and services
Sale of Series C convertible preferred stock, net of issuance costs		[1]
Common stock issued for compensation and services previously accrued
Return and retirement of common stock in connection with settlement
Convertible preferred stock issued as compensation to the Chief Operating Officer
Common stock issued for settlement of accounts payable
Cashless conversion of warrants into common stock
Warrants issued for funding commitment
Derivative liability warrants extinguished
Warrants issued in connection with issuance of convertible note payable
Replacement warrants issued for expired warrants
Warrants issued in connection with acquisition of Beam LLC
Warrants issued as inducement for extinguishment of derivative liabilities
Non-controlling interest share of consolidated equity						3,869,428
Warrants reclassified to derivative liabilities
Dividend payable
Release of funds from escrow in connection with sale of Series C convertible preferred stock
Return of escrowed funds to investor in connection with Series C convertible preferred stock				1,000,000
Stock-based compensation
Series C convertible preferred stock issued in settlement of accrued registration rights penalty and related interest
Series C convertible preferred stock issued as compensation
Series A convertible preferred stock issued as compensation
Series C convertible preferred stock issued as compensation to the Executive Chairman
Series C convertible preferred stock dividends: Accrual of dividends earned
Series C convertible preferred stock dividends, Payment of dividends in kind, shares
Option and warrant modification expense
Net (loss) income	(6,746,768)			(8,634,524)		(22,698,017)
Balance	(80,119,423)			(73,372,655)		(64,738,131)
Stock Subscription Proceeds Held In Escrow [Member]
Balance			(4,000,000)	(4,000,000)
Sale of Series C convertible preferred shares and warrants, net of fees and discount						(4,000,000)
Warrants and options issued for compensation and services
Series C convertible preferred stock issued for services
Common stock issued as compensation and services
Sale of Series C convertible preferred stock, net of issuance costs		[1]
Common stock issued for compensation and services previously accrued
Return and retirement of common stock in connection with settlement
Convertible preferred stock issued as compensation to the Chief Operating Officer
Common stock issued for settlement of accounts payable
Cashless conversion of warrants into common stock
Warrants issued for funding commitment
Derivative liability warrants extinguished
Warrants issued in connection with issuance of convertible note payable
Replacement warrants issued for expired warrants
Warrants issued in connection with acquisition of Beam LLC
Warrants issued as inducement for extinguishment of derivative liabilities
Non-controlling interest share of consolidated equity
Warrants reclassified to derivative liabilities
Dividend payable
Release of funds from escrow in connection with sale of Series C convertible preferred stock				3,000,000
Return of escrowed funds to investor in connection with Series C convertible preferred stock
Stock-based compensation
Series C convertible preferred stock issued in settlement of accrued registration rights penalty and related interest
Series C convertible preferred stock issued as compensation
Series A convertible preferred stock issued as compensation
Series C convertible preferred stock issued as compensation to the Executive Chairman
Series C convertible preferred stock dividends: Accrual of dividends earned
Series C convertible preferred stock dividends, Payment of dividends in kind, shares
Option and warrant modification expense
Net (loss) income
Balance						(4,000,000)
Non Controlling Interest Deficit [Member]
Balance	(4,011,130)		(4,400,730)	(4,400,730)
Sale of Series C convertible preferred shares and warrants, net of fees and discount
Warrants and options issued for compensation and services
Series C convertible preferred stock issued for services
Common stock issued as compensation and services
Sale of Series C convertible preferred stock, net of issuance costs
Common stock issued for compensation and services previously accrued
Common stock issued for settlement of accounts payable
Cashless conversion of warrants into common stock
Warrants issued for funding commitment
Derivative liability warrants extinguished
Warrants issued in connection with issuance of convertible note payable
Replacement warrants issued for expired warrants
Warrants issued in connection with acquisition of Beam LLC
Warrants issued as inducement for extinguishment of derivative liabilities
Non-controlling interest share of consolidated equity						(3,869,428)
Warrants reclassified to derivative liabilities
Dividend payable
Release of funds from escrow in connection with sale of Series C convertible preferred stock
Return of escrowed funds to investor in connection with Series C convertible preferred stock
Stock-based compensation
Series C convertible preferred stock issued in settlement of accrued registration rights penalty and related interest
Series C convertible preferred stock issued as compensation
Series A convertible preferred stock issued as compensation
Series C convertible preferred stock dividends: Accrual of dividends earned
Option and warrant modification expense
Net (loss) income				389,600		(531,302)
Balance	(4,011,130)			(4,011,130)		(4,400,730)
Balance	(13,616,696)		(14,857,070)	(14,857,070)		(423,247)
Sale of Series C convertible preferred shares and warrants, net of fees and discount				1,496,964	[2]	986,903
Warrants and options issued for compensation and services						2,739,066
Series C convertible preferred stock issued for services						25,000
Common stock issued as compensation and services				742,600		42,999
Sale of Series C convertible preferred stock, net of issuance costs	976,871	[1]
Common stock issued for compensation and services previously accrued						137,000
Return and retirement of common stock in connection with settlement	(45,000)
Convertible preferred stock issued as compensation to the Chief Operating Officer
Common stock issued for settlement of accounts payable						4,999
Cashless conversion of warrants into common stock
Warrants issued for funding commitment						726,868
Derivative liability warrants extinguished						4,345,355
Warrants issued in connection with issuance of convertible note payable						79,983
Replacement warrants issued for expired warrants						658
Warrants issued in connection with acquisition of Beam LLC						259,689
Warrants issued as inducement for extinguishment of derivative liabilities						382,753
Non-controlling interest share of consolidated equity
Warrants reclassified to derivative liabilities			(281,403)	(281,403)		(914,977)
Dividend payable						(20,800)
Release of funds from escrow in connection with sale of Series C convertible preferred stock				3,000,000
Return of escrowed funds to investor in connection with Series C convertible preferred stock
Stock-based compensation	382,789			1,631,709
Series C convertible preferred stock issued in settlement of accrued registration rights penalty and related interest				2,069,700
Series C convertible preferred stock issued as compensation				465,036
Series A convertible preferred stock issued as compensation				500,000
Series C convertible preferred stock issued as compensation to the Executive Chairman	39,964
Series C convertible preferred stock dividends: Accrual of dividends earned	$ (683,700)			(950,100)
Series C convertible preferred stock dividends: Payment of dividends in kind				677,700
Series C convertible preferred stock dividends, Payment of dividends in kind, shares	611,600
Option and warrant modification expense	$ 6,284			133,092
Net (loss) income	(6,746,768)		$ (4,920,832)	(8,244,924)		(23,229,319)
Balance	$ (19,074,656)			$ (13,616,696)		$ (14,857,070)

[1]	Includes gross proceeds of $1,367,120, less issuance costs of $211,835 (150,383 of cash and $61,452 non-cash) and warrants with an issuance date fair value of $178,414 recorded as a derivative liability.
[2]	Includes gross proceeds of $1,930,000, issuance costs of $264,720 and warrants with an issuance date fair value of $168,316 recorded as a derivative liability.